Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS")	6 Months Ended
Jun. 30, 2022
Profit or loss [abstract]
Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS")
22.	Earnings per Share (“EPS”) and Diluted Earnings per Share (“Diluted EPS”)
Diluted earnings per share is calculated using the treasury method which assumes that outstanding share purchase options and warrants, with exercise prices that are lower than the average market price of the Company’s common shares for the relevant period, are exercised and the proceeds are used to purchase shares of the Company at the average market price of the common shares for the relevant period.
Diluted EPS is calculated based on the following weighted average number of shares outstanding:

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2022	2021	2022	2021
Basic weighted average number of shares outstanding	451,524	450,088	451,221	449,800
Effect of dilutive securities
Share purchase options	484	696	551	707
Share purchase warrants	-	68	-	-
Restricted share units	351	351	351	362

Diluted weighted average number of shares outstanding	452,359	451,203	452,123	450,869
The following table lists the number of share purchase options and share purchase warrants excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of Cdn$55.28 (six months - Cdn$55.15), compared to Cdn$54.59 (six months - Cdn$52.44) for the comparable period in 2021.

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2022	2021	2022	2021
Share purchase options	283	-	283	-
Share purchase warrants	10,000	-	10,000	10,000

Total	10,283	-	10,283	10,000